Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) - Customer-Related Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional Value, Assets	$ 156,822	$ 113,188
Fair Value, Assets	2,319	2,543
Notional Value, Liabilities	140,485	122,497
Fair Value, Liabilities	2,195	2,610
Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	28,681	38,501
Fair Value, Assets	$ 679	$ 930
Derivative Asset Average Remaining Maturity Period	5 years 8 months 16 days	4 years 26 days
Notional Value, Liabilities	$ 59,990	$ 39,403
Fair Value, Liabilities	$ 840	$ 632
Derivative Liability Average Remaining Maturity Period	4 years 3 months 8 days	4 years 10 months 21 days
Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 63,038	$ 36,671
Fair Value, Assets	$ 860	$ 612
Derivative Asset Average Remaining Maturity Period	4 years 2 months 12 days	4 years 11 months 26 days
Notional Value, Liabilities	$ 25,093	$ 40,324
Fair Value, Liabilities	$ 602	$ 996
Derivative Liability Average Remaining Maturity Period	5 years 9 months 3 days	4 years 26 days
Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 29,091	$ 14,545
Fair Value, Assets	$ 22	$ 51
Derivative Asset Average Remaining Maturity Period	1 year 7 months 10 days	1 year 10 months 6 days
Notional Value, Liabilities	$ 880	$ 125
Fair Value, Liabilities	$ 14	$ 2
Derivative Liability Average Remaining Maturity Period	4 years 2 months 27 days	1 year 4 months 13 days
Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 880	$ 125
Fair Value, Assets	$ 15	$ 3
Derivative Asset Average Remaining Maturity Period	4 years 2 months 27 days	1 year 4 months 13 days
Notional Value, Liabilities	$ 27,056	$ 13,518
Fair Value, Liabilities	$ 20	$ 50
Derivative Liability Average Remaining Maturity Period	1 year 6 months	1 year 8 months 12 days
Interest Rate Contracts [Member] | Futures [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets		$ 306
Derivative Asset Average Remaining Maturity Period		1 year 11 months 15 days
Notional Value, Liabilities		$ 7,111
Fair Value, Liabilities		$ 7
Derivative Liability Average Remaining Maturity Period		10 months 25 days
Interest Rate Contracts [Member] | Futures [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 7,007
Fair Value, Assets	$ 4
Derivative Asset Average Remaining Maturity Period	1 year 2 months 16 days
Foreign Exchange Rate Contracts [Member] | Forwards, Spots and Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 24,099	$ 20,664
Fair Value, Assets	$ 656	$ 849
Derivative Asset Average Remaining Maturity Period	9 months 22 days	6 months 29 days
Notional Value, Liabilities	$ 23,440	$ 19,640
Fair Value, Liabilities	$ 636	$ 825
Derivative Liability Average Remaining Maturity Period	9 months 29 days	7 months 6 days
Foreign Exchange Option [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 4,026	$ 2,376
Fair Value, Assets	$ 83	$ 98
Derivative Asset Average Remaining Maturity Period	1 year 2 months 12 days	1 year 8 months 2 days
Foreign Exchange Option [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Liabilities	$ 4,026	$ 2,376
Fair Value, Liabilities	$ 83	$ 98
Derivative Liability Average Remaining Maturity Period	1 year 2 months 12 days	1 year 8 months 2 days